Share Capital - Details of Outstanding Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options at December 31, 2014	9,465,372	10,340,968	8,185,949
Weighted Average Price of Outstanding Options	$ 4.63	$ 4.62	$ 4.83
Exercisable Options at December 31, 2014	6,760,992	5,314,786	3,637,490
Exercise Price, Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Upper Range of Exercise Price	$ 3.00
Outstanding Options at December 31, 2014	638,868
Remaining Term of Options in Years	11 months 16 days
Weighted Average Price of Outstanding Options	$ 2.53
Exercisable Options at December 31, 2014	638,868
Weighted Average Price of Exercisable Options	$ 2.53
Exercise Price, Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	$ 3.01
Upper Range of Exercise Price	$ 4.00
Outstanding Options at December 31, 2014	1,378,323
Remaining Term of Options in Years	4 years 9 months 11 days
Weighted Average Price of Outstanding Options	$ 3.45
Exercisable Options at December 31, 2014	349,325
Weighted Average Price of Exercisable Options	$ 3.44
Exercise Price, Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	$ 4.01
Upper Range of Exercise Price	$ 7.09
Outstanding Options at December 31, 2014	7,448,181
Remaining Term of Options in Years	2 years 11 months 5 days
Weighted Average Price of Outstanding Options	$ 5.03
Exercisable Options at December 31, 2014	5,772,799
Weighted Average Price of Exercisable Options	$ 5.17
Exercise Price, Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower Range of Exercise Price	$ 1.88
Upper Range of Exercise Price	$ 7.09
Outstanding Options at December 31, 2014	9,465,372
Remaining Term of Options in Years	3 years 26 days
Weighted Average Price of Outstanding Options	$ 4.63
Exercisable Options at December 31, 2014	6,760,992
Weighted Average Price of Exercisable Options	$ 4.83